JUNE 21, 2023
SUPPLEMENT TO
HARTFORD HLS FUNDS PROSPECTUS
DATED MAY 1, 2023
This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.
Mammen Chally, CFA announced his plan to retire and withdraw from the partnership of Wellington Management Company LLP’s parent company, and effective June 30, 2024, he will no longer serve as a portfolio manager for the Hartford Disciplined Equity HLS Fund and Hartford Small Cap Growth HLS Fund. David A. Siegle, CFA and Douglas W. McLane, CFA will remain as portfolio managers for each of the Hartford Disciplined Equity HLS Fund and the Hartford Small Cap Growth HLS Fund. Timothy E. Smith announced his plan to retire and withdraw from the partnership of Wellington Management Company LLP’s parent company, and effective June 30, 2024, he will no longer serve as a portfolio manager for the Hartford Ultrashort Bond HLS Fund. Marc K. Piccuirro, CFA will remain as portfolio manager for the Hartford Ultrashort Bond HLS Fund. Accordingly, the following changes are being made to the above referenced Statutory Prospectus:
(1) Effective immediately, under the heading “Hartford Disciplined Equity HLS Fund Summary Section - Management” in the above referenced Statutory Prospectus, the following footnote is added next to Mr. Chally’s name in the portfolio manager table:
*
Mammen Chally, CFA announced his plan to retire and withdraw from the partnership of Wellington Management’s parent company, and effective June 30, 2024, he will no longer serve as a portfolio manager for the Fund. Mr. Chally’s portfolio management responsibilities will transition to Douglas W. McLane, CFA in the months leading up to his departure.
(2) Effective immediately, under the heading “Hartford Small Cap Growth HLS Fund Summary Section - Management” in the above referenced Statutory Prospectus, the following footnote is added next to Mr. Chally’s name in the portfolio manager table:
*
Mammen Chally, CFA announced his plan to retire and withdraw from the partnership of Wellington Management’s parent company, and effective June 30, 2024, he will no longer serve as a portfolio manager for the Fund. Mr. Chally’s portfolio management responsibilities will transition to David A. Siegle, CFA in the months leading up to his departure.
(3) Effective immediately, under the heading “Hartford Ultrashort Bond HLS Fund Summary Section - Management” in the above referenced Statutory Prospectus, the following footnote is added next to Mr. Smith’s name in the portfolio manager table:
*
Timothy E. Smith, CFA announced his plan to retire and withdraw from the partnership of Wellington Management’s parent company, and effective June 30, 2024, he will no longer serve as a portfolio manager for the Fund. Mr. Smith’s portfolio management responsibilities will transition to Marc K. Piccuirro, CFA in the months leading up to his departure.
(4) Under the heading “The Investment Manager and Sub-Adviser –  Portfolio Managers –  Disciplined Equity HLS Fund” in the above referenced Statutory Prospectus, the following information is added for Mammen Chally, CFA:
Effective June 30, 2024, Mr. Chally will no longer serve as a portfolio manager for the Fund.
(5) Under the heading “The Investment Manager and Sub-Adviser –  Portfolio Managers –  Small Cap Growth HLS Fund” in the above referenced Statutory Prospectus, the following information is added for Mammen Chally, CFA:
Effective June 30, 2024, Mr. Chally will no longer serve as a portfolio manager for the Fund.
(6) Under the heading “The Investment Manager and Sub-Adviser –  Portfolio Managers –  Ultrashort Bond HLS Fund” in the above referenced Statutory Prospectus, the following information is added for Timothy E. Smith:
Effective June 30, 2024, Mr. Smith will no longer serve as a portfolio manager for the Fund.
This Supplement should be retained with your Statutory Prospectus for future reference.
HV-7625
June 2023